Income Taxes (Movement of the valuation allowance) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes [Abstract]
Balance as of January 1	$ 288	1,743	750	1,856
Current period addition	632	3,826	993	0
Current period reversal	0	0	0	(1,106)
Balance as of December 31	$ 920	5,569	1,743	750